FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values

The following table presents the carrying amounts and estimated fair values of the Company’s major financial instruments at December 31, 2014 and March 31, 2015. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	As of December 31, 2014		As of March 31, 2015
in millions of US$	Carrying amount	Fair value	Carrying amount	Fair value
			(Unaudited)	(Unaudited)
Financial assets:
Cash and cash equivalents	156.7	156.7	194.5	194.5
Restricted cash	2.4	2.4	123.2	123.2
Trade accounts receivable	190.5	190.5	507.1	507.1
Loans to related parties	24.4	24.4	15.2	15.2
Derivative contracts	0.8	0.8	7.6	7.6

Financial liabilities:
Trade accounts payable	50.8	50.8	242.7	242.7
Payables to related parties	87.1	87.1	256.3	256.3
Notes payables	—	—	101.8	101.8
Short-term debt	1.1	1.1	235.1	235.1
Derivative contracts	—	—	0.9	0.9
Total long-term debt	291.6	265.7	882.8	855.5

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2014 and 2013. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	2014		2013
in millions of U.S. dollars	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Cash and cash equivalents	156.7	156.7	257.7	257.7
Restricted cash	2.4	2.4	6.6	6.6
Trade accounts receivable	190.5	190.5	156.2	156.2
Loans to related parties	24.4	24.4	3.5	3.5
Foreign currency derivatives	0.8	0.8	—	—

Financial liabilities:
Trade accounts payable	50.8	50.8	42.7	42.7
Payables to related parties	87.1	87.1	121.6	121.6
Short-term debt	1.1	1.1	6.3	6.3
Total long-term debt	291.6	265.7	218.1	200.1

Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and March 31, 2015 are summarized below:

	Fair value measurements at December 31, 2014 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2014
	In US$ millions	In US$ millions	In US$ millions	In US$ millions
Cash and cash equivalents	156.7	—	—	156.7
Foreign currency derivatives	—	0.8	—	0.8

	Fair value measurements at March 31, 2015 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at March 31, 2015
	In US$ millions (Unaudited)	In US$ millions (Unaudited)	In US$ millions (Unaudited)	In US$ millions (Unaudited)
Cash and cash equivalents	194.5	—	—	194.5
Restricted cash	123.2	—	—	123.2

Derivative contracts
—Financial assets	—	7.6	—	7.6
—Financial liabilities	—	0.9	—	0.9

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013 are summarized below:

	Fair value measurements at December 31, 2014 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2014
	In $ million	In $ million	In $ million	In $ million
Cash and cash equivalents	156.7	—	—	156.7
Foreign currency derivatives	—	0.8	—	0.8

	156.7	0.8	—	157.7

	Fair value measurements at December 31, 2013 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2013
	In $ million	In $ million	In $ million	In $ million
Cash and cash equivalents	257.7	—	—	257.7

	257.7	—	—	257.7